Document and Entity Information	Feb. 13, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 13, 2025
Entity Registrant Name	T2 BIOSYSTEMS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36571
Entity Tax Identification Number	20-4827488
Entity Address Address Line 1	101 Hartwell Avenue
Entity Address City Or Town	Lexington
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02421
City Area Code	781
Local Phone Number	761-4646
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	TTOO
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001492674